Revenue (Tables)	9 Months Ended
Mar. 31, 2023
Revenue from contracts with customers [Abstract]
Revenue from the Transfer of Goods and Services

Nine months ended March 31, 2023	Point-in-time	Over-time	Total
	$	$	$
Cannabis
Revenue from sale of goods	174,815	—	174,815
Revenue from provision of services	—	1,088	1,088
Excise taxes	(21,617)	—	(21,617)
Cannabis net revenue	153,198	1,088	154,286
Plant propagation
Revenue from sale of goods	20,682	—	20,682
Net revenue	173,880	1,088	174,968

Year ended June 30, 2022	Point-in-time	Over-time	Total
	$	$	$
Cannabis
Revenue from sale of goods	251,607	—	251,607
Revenue from provision of services	—	1,696	1,696
Excise taxes	(31,964)	—	(31,964)
Net revenue	219,643	1,696	221,339